Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,837,263.90
Total Fee Amount	944.23
Total Offset Amount	0.00
Net Fee	$ 944.23
Offering Table N/A
Offset Table N/A	N/A